Income Taxes – Summary of Net Deferred Tax Assets (Detail)	Dec. 31, 2021 USD ($)
Deferred tax assets:
Start-up/Organization costs	$ 109,411
Net operating loss carryforwards	15,088
Total deferred tax assets	124,499
Valuation allowance	(124,499)
Deferred tax asset, net of allowance	$ 0